Share repurchase programs (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share repurchases	2025	2024	2023
Acquired number of shares (to the nearest 1)	3,526,575	4,490,940	3,133,717
Average cost per common share	41.59	34.58	28.27
Total cost (in US dollars)	146,685,678	155,305,756	88,590,240